Non-Controlling Interests	12 Months Ended
Jun. 30, 2025
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

14. NON-CONTROLLING INTERESTS

	June 30, 2025	June 30, 2024
	RM	RM

Non-controlling interests	400	400

(a)	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

June 30, 2025	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
Profit/(loss) allocated to NCI (RM)	-
Total comprehensive income/(loss) allocated to NCI (RM)	-

ARB Lab Sdn. Bhd. (“ARB Lab”) was incorporated in Malaysia as a private company limited by shares on December 16, 2020, with an issued and paid-up capital of RM 1,000,000 comprising one million (1,000,000) ordinary shares. Subsequently, ARB Lab has issued four hundred thousand (400,000) preference shares with an issue price of RM 0.001 to Polo Jasa Sdn. Bhd. Consequently, the issued share capital of ARB Lab has increased to RM 1,000,400. The principal activities of ARB Lab are research and development of IT and IoT for software and hardware and investment holding.

June 30, 2024	ARB WMS	ARB Distribution	ARB Lab	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-
Carrying amount of NCI (RM)	-	-	400	400
(Loss)/profit allocated to NCI (RM)	(1,775)	312,621	-	310,846
Total comprehensive (loss)/income allocated to NCI (RM)	(1,775)	312,621	-	310,846

June 30, 2023	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	-	49%	49%	N/A	-
Carrying amount of NCI (RM)	-	105,068	(12,310)	1,400	94,158
Profit/(loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468
Total comprehensive income/(loss) allocated to NCI (RM)	1,716,222	1,695	(15,448)	(1)	1,702,468

(b)	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:

June 30, 2025

As of June 30, 2025, there is no material NCI financial information of the subsidiaries to be disclosed.

June 30, 2024

	ARB WMS	ARB Distribution
	RM	RM

Results
Revenue	-	5,716,647
(Loss)/profit for the financial year	(3,872)	638,002
Total comprehensive (loss)/income	(3,872)	638,002

Cash flows (used in)/generated from operating activities	(3,872)	385,640
Cash flows generated from investing activities	-	10
Cash flows used in financing activities	-	(3,460,000)
Net decrease in cash and cash equivalents	(3,872)	(3,074,350)
(c)	Acquisition of non-controlling interest.

June 30, 2025

There is no acquisition and disposal of non-controlling interest during the financial year.

June 30, 2024

On October 6, 2023, AIGSB, disposed 100% equity interest in ARB Midware, for a total consideration of RM 1. Consequently, ARB Midware and its subsidiary, namely ARB Distribution were disposed off from the Group.

On May 31, 2024, the Group had acquired additional ARB WMS’s 49,000 ordinary shares representing 49% of controlling equity interest in consideration of RM 49,000. As a result, the Group had increased controlling equity interest in ARB WMS from 51% to 100% at the date of acquisition.

Other than the above subsidiaries, the controlling equity interest of individually immaterial subsidiaries remains unchanged for the year ended June 30, 2024.